CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 97.3%
	Consumer Discretionary - 9.6%
	Apparel & Textile Products - 1.6%
25,620	Steven Madden Ltd.[1]	$1,255,124

	Home Construction - 3.8%
31,149	Skyline Champion Corporation[1]	2,954,483

	Leisure Facilities & Services - 2.0%
49,468	BJ's Restaurants, Inc.[1]	1,610,678

	Retail - Discretionary - 2.2%
66,731	Victoria's Secret & Company[1]	1,714,987

	Total Consumer Discretionary	7,535,272

	Consumer Staples - 0.5%
	Household Products - 0.5%
13,695	Clearwater Paper Corporation[1]	390,855

	Energy - 6.7%
	Oil & Gas Producers - 2.0%
31,941	Matador Resources Company	1,578,524

	Oil & Gas Services & Equipment - 4.7%
66,510	ChampionX Corporation	2,005,277
132,064	MRC Global, Inc.[1]	1,682,495
		3,687,772
	Total Energy	5,266,296

	Financials - 25.4%
	Banking - 17.8%
29,522	Bank of Hawaii Corporation	1,853,096
50,972	Cadence Bank	1,623,458
383,945	Capitol Federal Financial, Inc.	2,242,239

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Banking - 17.8% (Continued)
102,761	Central Pacific Financial Corporation	$3,032,477
86,352	Fulton Financial Corporation	1,565,562
36,275	Hancock Whitney Corporation	1,856,192
135,449	TFS Financial Corporation	1,741,874
		13,914,898
	Institutional Financial Services - 2.3%
26,348	Moelis & Company, Class A	1,805,101

	Insurance - 3.3%
74,358	Horace Mann Educators Corporation	2,598,812

	Specialty Finance - 2.0%
21,242	Stewart Information Services Corporation	1,587,627

	Total Financials	19,906,438

	Health Care - 5.3%
	Health Care Facilities & Services - 3.5%
122,229	Concentra Group Holdings Parent, Inc.[1]	2,733,040

	Medical Equipment & Devices - 1.8%
57,952	BioLife Solutions, Inc.[1]	1,451,118

	Total Health Care	4,184,158

	Industrials - 20.5%
	Commercial Support Services - 1.6%
5,187	Clean Harbors, Inc.[1]	1,253,750

	Electrical Equipment - 6.7%
101,462	Hayward Holdings, Inc.[1]	1,556,427
15,276	Itron, Inc.[1]	1,631,629
7,676	Littelfuse, Inc.	2,036,059
		5,224,115

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Engineering & Construction - 4.3%
26,224	Arcosa, Inc.	$2,484,986
55,436	Centuri Holdings, Inc.[1]	895,292
		3,380,278
	Industrial Support Services - 1.3%
4,651	Applied Industrial Technologies, Inc.	1,037,778

	Machinery - 4.3%
23,382	Cactus, Inc., Class A	1,395,204
92,183	Mueller Water Products, Inc.	2,000,371
		3,395,575
	Transportation & Logistics - 2.3%
38,773	Hub Group, Inc., Class A1	1,762,233

	Total Industrials	16,053,729

	Materials - 2.3%
	Chemicals - 2.3%
23,124	HB Fuller Company	1,835,583

	Real Estate - 9.0%
	REIT - 9.0%
76,375	COPT Defense Properties	2,316,454
26,610	Terreno Realty Corporation	1,778,346
41,635	Urban Edge Properties	890,573
142,500	Xenia Hotels & Resorts, Inc.	2,104,725
	Total Real Estate	7,090,098

	Technology - 13.0%
	Software - 8.7%
117,188	ACV Auctions, Inc.[1]	2,382,431
6,880	Agilysys, Inc.[1]	749,714
23,317	Envestnet, Inc.[1]	1,460,111

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2024 (Unaudited)

Shares		Value
	Software - 8.7% (Continued)
46,286	Intapp, Inc.[1]	$2,213,859
		6,806,115
	Technology Hardware - 2.8%
122,753	Knowles Corporation[1]	2,213,237

	Technology Services - 1.5%
55,447	I3 Verticals, Inc., Class A1	1,181,576

	Total Technology	10,200,928

	Utilities - 5.0%
	Gas & Water Utilities - 5.0%
16,876	Chesapeake Utilities Corporation	2,095,493
28,180	Middlesex Water Company	1,838,463
	Total Utilities	3,933,956

	TOTAL COMMON STOCK (Cost $59,436,582)	76,397,313

	SHORT-TERM INVESTMENTS — 2.8%
1,118,201	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[2]	1,118,201
1,118,201	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%[2]	1,118,201
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,236,402)	2,236,402

	TOTAL INVESTMENTS - 100.1% (Cost $61,672,984)	$78,633,715
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(114,212)
	NET ASSETS - 100.0%	$78,519,503

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of September 30, 2024.

CRM SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 98.0%
	Consumer Discretionary - 12.3%
	Apparel & Textile Products - 1.4%
51,097	Steven Madden Ltd.[1]	$2,503,242

	Home & Office Products - 1.6%
25,956	SharkNinja, Inc.[1]	2,821,677

	Home Construction - 3.1%
57,139	Skyline Champion Corporation[1]	5,419,634

	Retail - Discretionary - 6.2%
12,475	Burlington Stores, Inc.[1]	3,286,913
7,053	RH1	2,358,735
196,927	Victoria's Secret & Company[1]	5,061,024
		10,706,672
	Total Consumer Discretionary	21,451,225

	Consumer Staples - 1.9%
	Food - 1.9%
19,065	Lancaster Colony Corporation	3,366,307

	Energy - 3.3%
	Oil & Gas Producers - 3.3%
215,672	Marathon Oil Corporation	5,743,345

	Financials - 17.8%
	Banking - 7.7%
59,759	Bank of Hawaii Corporation[2]	3,751,073
129,762	Cadence Bank	4,132,920
124,195	Fulton Financial Corporation	2,251,655
253,333	TFS Financial Corporation	3,257,862
		13,393,510

CRM SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Institutional Financial Services - 4.1%
11,352	Evercore Partners, Inc., Class A	$2,875,916
61,092	Moelis & Company, Class A	4,185,413
		7,061,329
	Insurance - 2.4%
120,908	Horace Mann Educators Corporation	4,225,735

	Specialty Finance - 3.6%
96,250	First American Financial Corporation	6,353,463

	Total Financials	31,034,037

	Health Care - 11.6%
	Biotechnology & Pharmaceuticals - 2.9%
345,099	Elanco Animal Health, Inc.[1]	5,069,504

	Health Care Facilities & Services - 2.2%
170,438	Concentra Group Holdings Parent, Inc.[1]	3,810,994

	Medical Equipment & Devices - 6.5%
195,208	BioLife Solutions, Inc.[1]	4,888,008
48,303	Bio-Techne Corporation	3,860,859
19,883	Masimo Corporation[1]	2,651,000
		11,399,867
	Total Health Care	20,280,365

	Industrials - 17.4%
	Aerospace & Defense - 2.3%
9,357	Teledyne Technologies, Inc.[1]	4,095,185

	Commercial Support Services - 2.0%
14,359	Clean Harbors, Inc.[1]	3,470,714

	Electrical Equipment - 4.7%
308,253	Hayward Holdings, Inc.[1]	4,728,601

CRM SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Electrical Equipment - 4.7% (Continued)
31,717	Itron, Inc.[1]	$3,387,693
		8,116,294
	Engineering & Construction - 2.8%
50,700	Arcosa, Inc.	4,804,332

	Machinery - 2.9%
30,040	Regal Rexnord Corporation	4,983,035

	Transportation & Logistics - 2.7%
104,959	Hub Group, Inc., Class A1	4,770,386

	Total Industrials	30,239,946

	Materials - 6.3%
	Chemicals - 2.3%
46,752	Ashland, Inc.	4,066,021

	Construction Materials - 4.0%
14,535	Advanced Drainage Systems, Inc.	2,284,321
16,239	Eagle Materials, Inc.	4,671,148
		6,955,469
	Total Materials	11,021,490

	Real Estate - 8.6%
	REIT - 8.6%
40,861	Camden Property Trust	5,047,559
42,172	Sun Communities, Inc.	5,699,546
63,613	Terreno Realty Corporation	4,251,257
	Total Real Estate	14,998,362

	Technology - 14.1%
	Software - 9.9%
284,162	ACV Auctions, Inc.[1]	5,777,014

CRM SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Software - 9.9% (Continued)
98,245	Intapp, Inc.[1]	$4,699,058
22,121	PTC, Inc.[1]	3,996,380
68,495	Tenable Holdings, Inc.[1]	2,775,417
		17,247,869
	Technology Hardware - 4.2%
88,809	Ciena Corporation[1]	5,469,746
102,459	Knowles Corporation[1]	1,847,336
		7,317,082
	Total Technology	24,564,951

	Utilities - 4.7%
	Gas & Water Utilities - 4.7%
25,753	Atmos Energy Corporation	3,572,199
132,945	Nisource, Inc.	4,606,544
	Total Utilities	8,178,743

	TOTAL COMMON STOCK (Cost $130,388,489)	170,878,771

	SHORT-TERM INVESTMENTS — 2.0%
1,754,588	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[3]	1,754,588
1,754,587	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%[3]	1,754,587
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,509,175)	3,509,175

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 100.0% (Cost $133,897,664)	174,387,946

CRM SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2024 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.2%
	REPURCHASE AGREEMENT — 0.2%
299,173	With National Bank Financial, Inc.: at 4.90%, dated 9/30/24, to be repurchased on 10/1/24, repurchase price $299,214 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $80,612, coupon rates ranging from 0.38% to 5.00%, 10/1/24-9/9/49; total market value $305,156) (Cost $299,173)	$299,173

	TOTAL INVESTMENTS - 100.2% (Cost $134,196,837)	$174,687,119	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(292,893)
	NET ASSETS - 100.0%	$174,394,226

[1]	Non-income producing security.
[2]	Security Partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2024.
[4]	At September 30, 2024, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $288,805. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 98.2%
	Consumer Discretionary - 5.8%
	Apparel & Textile Products - 1.6%
122,913	Steven Madden Ltd.[1]	$6,021,508

	Home & Office Products - 1.1%
38,208	SharkNinja, Inc.[1]	4,153,592

	Retail - Discretionary - 3.1%
20,722	Burlington Stores, Inc.[1]	5,459,833
159,069	Valvoline, Inc.	6,657,037
		12,116,870
	Total Consumer Discretionary	22,291,970

	Energy - 5.1%
	Oil & Gas Producers - 2.6%
380,136	Marathon Oil Corporation	10,123,022

	Oil & Gas Services & Equipment - 2.5%
313,914	ChampionX Corporation	9,464,507

	Total Energy	19,587,529

	Financials - 12.5%
	Banking - 5.2%
254,648	Cadence Bank	8,110,539
276,002	Truist Financial Corporation	11,804,605
		19,915,144
	Insurance - 3.9%
50,977	Allstate Corporation	9,667,788
25,419	Reinsurance Group of America, Inc.	5,538,038
		15,205,826
	Specialty Finance - 3.4%
200,671	First American Financial Corporation	13,246,293

	Total Financials	48,367,263

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Health Care - 9.2%
	Biotechnology & Pharmaceuticals - 2.7%
710,835	Elanco Animal Health, Inc.[1]	$10,442,166

	Health Care Facilities & Services - 2.2%
376,850	Concentra Group Holdings Parent, Inc.[1]	8,426,366

	Medical Equipment & Devices - 4.3%
124,216	Bio-Techne Corporation	9,928,585
52,201	Masimo Corporation[1]	6,959,959
		16,888,544
	Total Health Care	35,757,076

	Industrials - 19.5%
	Aerospace & Defense - 4.8%
23,031	Teledyne Technologies, Inc.[1]	10,079,747
49,122	Woodward, Inc.	8,424,914
		18,504,661
	Electrical Equipment - 5.3%
54,806	AMETEK, Inc.	9,410,738
326,939	Vontier Corporation	11,030,922
		20,441,660
	Industrial Support Services - 1.6%
28,399	Applied Industrial Technologies, Inc.	6,336,669

	Machinery - 5.0%
60,233	Regal Rexnord Corporation	9,991,450
69,666	Xylem, Inc.	9,407,000
		19,398,450
	Transportation & Logistics - 2.8%
124,887	Canadian Pacific Kansas City Ltd.	10,682,834

	Total Industrials	75,364,274

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Materials - 15.7%
	Chemicals - 6.4%
130,136	Ashland, Inc.	$11,317,928
43,201	Avery Dennison Corporation	9,537,053
66,509	Corteva, Inc.	3,910,064
		24,765,045
	Construction Materials - 9.3%
55,713	Advanced Drainage Systems, Inc.	8,755,855
118,354	CRH PLC[2]	10,976,150
21,354	Eagle Materials, Inc.	6,142,478
18,394	Martin Marietta Materials, Inc.	9,900,571
		35,775,054
	Total Materials	60,540,099

	Real Estate - 9.0%
	Diversified REIT - 2.5%
79,179	CBRE Group, Inc., Class A1	9,856,202

	REIT - 6.5%
46,615	Camden Property Trust	5,758,351
68,285	Sun Communities, Inc.	9,228,718
149,280	Terreno Realty Corporation	9,976,382
		24,963,451
	Total Real Estate	34,819,653

	Technology - 15.6%
	Semiconductors - 1.8%
85,850	Microchip Technology, Inc.	6,892,897

	Software - 6.0%
530,985	CCC Intelligent Solutions Holdings, Inc.[1]	5,867,384
46,359	PTC, Inc.[1]	8,375,217

CRM MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2024 (Unaudited)

Shares		Value
	Software - 6.0% (Continued)
216,874	Tenable Holdings, Inc.[1]	$8,787,735
		23,030,336
	Technology Hardware - 2.4%
152,931	Ciena Corporation[1]	9,419,020

	Technology Services - 5.4%
1,110,000	Clarivate PLC[1,2]	7,881,000
113,795	Fidelity National Information Services, Inc.	9,530,331
34,103	Global Payments, Inc.	3,492,829
		20,904,160
	Total Technology	60,246,413

	Utilities - 5.8%
	Gas & Water Utilities - 5.8%
73,219	Atmos Energy Corporation	10,156,207
359,463	Nisource, Inc.	12,455,393
	Total Utilities	22,611,600

	TOTAL COMMON STOCK (Cost $272,934,831)	379,585,877

	SHORT-TERM INVESTMENTS — 2.1%
3,940,719	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[3]	3,940,719
3,940,721	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%[3]	3,940,721
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,881,440)	7,881,440

	TOTAL INVESTMENTS - 100.3% (Cost $280,816,271)	$387,467,317
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(973,538)
	NET ASSETS - 100.0%	$386,493,779

[1]	Non-income producing security.
[2]	PLC- Public Limited Company.
[2]	Rate disclosed is the seven day effective yield as of September 30, 2024.

CRM ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 98.3%
	Consumer Discretionary - 7.5%
	Apparel & Textile Products - 1.5%
7,659	Steven Madden Ltd.[1]	$375,214

	Home & Office Products - 1.0%
2,377	SharkNinja, Inc.[1]	258,404

	Home Construction - 1.9%
5,059	Skyline Champion Corporation[1]	479,846

	Retail - Discretionary - 3.1%
1,337	Burlington Stores, Inc.[1]	352,273
10,289	Valvoline, Inc.	430,595
		782,868
	Total Consumer Discretionary	1,896,332

	Energy - 6.4%
	Oil & Gas Producers - 2.5%
23,621	Marathon Oil Corporation	629,027

	Oil & Gas Services & Equipment - 3.9%
19,664	ChampionX Corporation	592,870
29,465	MRC Global, Inc.[1]	375,384
		968,254
	Total Energy	1,597,281

	Financials - 16.7%
	Asset Management - 3.0%
11,594	Charles Schwab Corporation (The)	751,407

	Banking - 7.1%
6,099	Bank of Hawaii Corporation[2]	382,834
9,888	Citigroup, Inc.	618,989
18,461	Truist Financial Corporation	789,577
		1,791,400

CRM ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Institutional Financial Services - 1.8%
6,404	Moelis & Company, Class A	$438,738

	Insurance - 2.4%
3,172	Allstate Corporation	601,570

	Specialty Finance - 2.4%
9,255	First American Financial Corporation	610,923

	Total Financials	4,194,038

	Health Care - 8.8%
	Health Care Facilities & Services - 2.5%
27,873	Concentra Group Holdings Parent, Inc.[1]	623,240

	Medical Equipment & Devices - 6.3%
22,650	BioLife Solutions, Inc.[1]	567,156
7,169	Bio-Techne Corporation	573,018
3,371	Masimo Corporation[1]	449,456
		1,589,630
	Total Health Care	2,212,870

	Industrials - 8.7%
	Aerospace & Defense - 2.1%
3,120	Woodward, Inc.	535,111

	Engineering & Construction - 1.2%
17,733	Centuri Holdings, Inc.[1,2]	286,388

	Machinery - 3.2%
1,588	Crane Company	251,349
4,041	Xylem, Inc.	545,656
		797,005

CRM ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Transportation & Logistics - 2.2%
6,433	Canadian Pacific Kansas City Ltd.	$550,279

	Total Industrials	2,168,783

	Materials - 13.6%
	Chemicals - 7.8%
8,343	Ashland, Inc.	725,590
2,764	Avery Dennison Corporation	610,181
5,393	Rogers Corporation[1]	609,463
		1,945,234
	Construction Materials - 5.8%
4,004	Advanced Drainage Systems, Inc.	629,269
8,833	CRH PLC[3]	819,172
		1,448,441
	Total Materials	3,393,675

	Real Estate - 9.2%
	Diversified REIT - 2.0%
4,037	CBRE Group, Inc., Class A1	502,526

	REIT - 7.2%
4,366	Sun Communities, Inc.	590,065
10,437	Terreno Realty Corporation	697,504
34,566	Xenia Hotels & Resorts, Inc.	510,540
		1,798,109
	Total Real Estate	2,300,635

	Technology - 24.8%
	Semiconductors - 1.9%
6,077	Microchip Technology, Inc.	487,922

	Software – 11.9%
37,189	ACV Auctions, Inc.[1]	756,052
47,366	CCC Intelligent Solutions Holdings, Inc.[1]	523,394

CRM ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Software – 11.9% (Continued)
10,941	Intapp, Inc.[1]	$523,308
3,373	PTC, Inc.[1]	609,366
13,936	Tenable Holdings, Inc.[1]	564,687
		2,976,807
	Technology Hardware - 3.1%
12,540	Ciena Corporation[1]	772,339

	Technology Services – 7.9%
85,721	Clarivate PLC[1,3]	608,619
7,321	Fidelity National Information Services, Inc.	613,134
7,347	Global Payments, Inc.	752,479
		1,974,232
	Total Technology	6,211,300

	Utilities - 2.6%
	Electric Utilities - 2.6%
7,622	NextEra Energy, Inc.	644,288

	TOTAL COMMON STOCK (Cost $19,701,825)	24,619,202

	SHORT-TERM INVESTMENTS — 1.3%
169,381	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.83%[4]	169,381
169,380	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.80%[4]	169,380
	TOTAL SHORT-TERM INVESTMENTS (Cost $338,761)	338,761

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 99.6% (Cost $20,040,586)	24,957,963

CRM ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2024 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 2.5%

	REPURCHASE AGREEMENT — 2.5%
635,683	With National Bank Financial, Inc.: at 4.90%, dated 9/30/24, to be repurchased on 10/1/24, repurchase price $635,770 (collateralized by U.S. Treasury Securities, par values ranging from $0 - $171,284, coupon rates ranging from 0.38% to 5.00%, 10/1/24-9/9/49; total market value $648,397) (Cost $635,683)	$635,683

	TOTAL INVESTMENTS - 102.1% (Cost $20,676,269)	$25,593,646	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(536,523)
	NET ASSETS - 100.0%	$25,057,123

[1]	Non-income producing security.
[2]	Security Partially or fully on loan.
[3]	PLC- Public Limited Company.
[4]	Rate disclosed is the seven day effective yield as of September 30, 2024.
[5]	At September 30, 2024, the market value of securities on loan for CRM All Cap Value Fund was $631,803. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 85.8%
	Consumer Discretionary - 12.4%
	Apparel & Textile Products - 1.7%
92,913	Steven Madden Ltd.[1]	$4,551,808

	Automotive - 1.0%
193,674	Mobileye Global, Inc., Class A1	2,653,334

	Home Construction - 3.5%
95,889	Skyline Champion Corporation[1]	9,095,072

	Leisure Facilities & Services - 1.2%
93,912	BJ's Restaurants, Inc.[1]	3,057,775

	Retail - Discretionary - 5.0%
16,688	Burlington Stores, Inc.[1]	4,396,954
8,185	RH1	2,737,309
232,393	Victoria's Secret & Company[1]	5,972,500
		13,106,763
	Total Consumer Discretionary	32,464,752

	Consumer Staples - 2.5%
	Beverages - 1.7%
2,795,048	Becle SAB de CV	4,400,980

	Household Products - 0.8%
21,603	Estee Lauder Companies, Inc. (The), Class A	2,153,603

	Total Consumer Staples	6,554,583

	Energy - 1.7%
	Oil & Gas Producers - 1.7%
88,319	Matador Resources Company	4,364,725

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Financials - 9.1%
	Banking - 1.9%
77,189	Bank of Hawaii Corporation	$4,845,153

	Institutional Financial Services - 2.0%
20,543	Evercore Partners, Inc., Class A	5,204,364

	Insurance - 2.3%
32,126	Allstate Corporation	6,092,696

	Specialty Finance - 2.9%
116,812	First American Financial Corporation	7,710,760

	Total Financials	23,852,973

	Health Care - 7.3%
	Biotechnology & Pharmaceuticals - 1.9%
337,299	Elanco Animal Health, Inc.[1]	4,954,922

	Health Care Facilities & Services - 1.2%
134,159	Concentra Group Holdings Parent, Inc.[1]	2,999,795

	Medical Equipment & Devices - 4.2%
95,303	BioLife Solutions, Inc.[1]	2,386,387
59,778	Bio-Techne Corporation	4,778,056
29,606	Masimo Corporation[1]	3,947,368
		11,111,811
	Total Health Care	19,066,528

	Industrials - 21.3%
	Commercial Support Services - 2.5%
27,589	Clean Harbors, Inc.[1]	6,668,537

	Electrical Equipment - 6.8%
467,402	Hayward Holdings, Inc.[1]	7,169,947

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Electrical Equipment - 6.8% (Continued)
48,913	Itron, Inc.[1]	$5,224,398
157,347	Vontier Corporation	5,308,888
		17,703,233
	Engineering & Construction - 3.0%
83,319	Arcosa, Inc.	7,895,308

	Machinery - 3.2%
18,650	Regal Rexnord Corporation	3,093,662
39,799	Xylem, Inc.	5,374,059
		8,467,721
	Transportation & Logistics - 5.8%
117,036	Canadian Pacific Kansas City Ltd.	10,011,259
112,180	Hub Group, Inc., Class A1	5,098,581
		15,109,840
	Total Industrials	55,844,639

	Materials - 5.6%
	Chemicals - 3.5%
54,618	Ashland, Inc.	4,750,127
20,316	Avery Dennison Corporation	4,484,960
		9,235,087
	Construction Materials - 2.1%
19,211	Advanced Drainage Systems, Inc.	3,019,201
4,601	Martin Marietta Materials, Inc.	2,476,488
		5,495,689
	Total Materials	14,730,776

	Real Estate - 3.3%
	REIT - 3.3%
32,355	Digital Realty Trust, Inc.	5,236,010
24,388	Sun Communities, Inc.	3,296,038
	Total Real Estate	8,532,048

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Technology - 17.5%
	Semiconductors - 1.9%
29,228	Broadcom, Inc.	$5,041,830

	Software - 11.3%
376,074	ACV Auctions, Inc.[1]	7,645,584
347,429	CCC Intelligent Solutions Holdings, Inc.[1]	3,839,090
86,367	Intapp, Inc.[1]	4,130,934
12,282	Microsoft Corporation	5,284,945
34,150	PTC, Inc.[1]	6,169,539
60,819	Tenable Holdings, Inc.[1]	2,464,386
		29,534,478
	Technology Hardware - 2.9%
77,189	Ciena Corporation[1]	4,754,070
155,506	Knowles Corporation[1]	2,803,773
		7,557,843
	Technology Services - 1.4%
45,336	Fidelity National Information Services, Inc.	3,796,890

	Total Technology	45,931,041

	Utilities - 5.1%
	Electric Utilities - 3.0%
93,541	NextEra Energy, Inc.	7,907,021

	Gas & Water Utilities - 2.1%
40,535	Atmos Energy Corporation	5,622,610

	Total Utilities	13,529,631

	TOTAL COMMON STOCK (Cost $191,313,438)	224,871,696

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 14.2%
18,541,160	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.86%[2]	$18,541,160
18,541,160	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.83%[2]	18,541,160
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,082,320)	37,082,320

	TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost $228,395,758)	261,954,016

	COMMON STOCK SOLD SHORT — (17.5)%
	Consumer Discretionary - (4.5)%
	Apparel & Textile Products - (1.1)%
(8,232)	Deckers Outdoor Corporation	(1,312,592)
(33,580)	Tapestry, Inc.	(1,577,588)
		(2,890,180)
	Leisure Facilities & Services - (1.1)%
(19,091)	Hyatt Hotels Corporation, Class A	(2,905,650)

	Leisure Products - (0.5)%
(31,189)	Yeti Holdings, Inc.	(1,279,685)

	Retail - Discretionary - (1.8)%
(11,266)	Abercrombie & Fitch Company, Class A	(1,576,113)
(96,969)	Kohl's Corporation	(2,046,046)
(4,153)	Pandora A/S	(683,819)
(84,135)	Vera Bradley, Inc.	(459,377)
		(4,765,355)
	Total Consumer Discretionary	(11,840,870)

	Consumer Staples - (2.9)%
	Food - (0.9)%
(34,926)	Simply Good Foods Company (The)	(1,214,377)
(55,834)	WK Kellogg Company	(955,320)
		(2,169,697)
	Retail - Consumer Staples - (2.0)%
(62,747)	Kroger Company (The)	(3,595,403)

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Retail - Consumer Staples - (2.0)% (Continued)
(15,091)	Sprouts Farmers Market, Inc.	$(1,666,197)
		(5,261,600)
	Total Consumer Staples	(7,431,297)

	Energy - (0.3)%
	Renewable Energy - (0.3)%
(37,214)	Fluence Energy, Inc.	(845,130)

	Financials - (1.6)%
	Banking - (0.4)%
(24,492)	Bank OZK	(1,052,911)

	Insurance - (1.0)%
(29,205)	Trupanion, Inc.	(1,226,026)
(23,444)	W.R. Berkley Corporation	(1,329,978)
		(2,556,004)
	Specialty Finance - (0.2)%
(35,191)	Arbor Realty Trust, Inc.	(547,572)

	Total Financials	(4,156,487)

	Health Care - (1.5)%
	Health Care Facilities & Services - (1.5)%
(18,427)	Cardinal Health, Inc.	(2,036,552)
(62,283)	Option Care Health, Inc.	(1,949,458)
	Total Health Care	(3,986,010)

	Industrials - (6.7)%
	Electrical Equipment - (1.3)%
(5,690)	Acuity Brands, Inc.	(1,566,969)
(11,458)	Carrier Global Corporation	(922,255)
(5,665)	Generac Holdings, Inc.	(900,055)
		(3,389,279)

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	Industrial Intermediate Products - (0.7)%
(6,385)	Valmont Industries, Inc.	$(1,851,331)

	Industrial Support Services - (1.4)%
(179,975)	Resideo Technologies, Inc.	(3,624,697)

	Machinery - (3.3)%
(22,612)	Franklin Electric Company, Inc.	(2,370,190)
(42,343)	Oshkosh Corporation	(4,243,192)
(39,631)	Terex Corporation	(2,096,876)
		(8,710,258)
	Total Industrials	(17,575,565)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $42,540,635)	(45,835,359)

	OTHER ASSETS IN EXCESS OF LIABILITIES – 17.5%	45,905,709
	NET ASSETS - 100.0%	$262,024,366

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of September 30, 2024.

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

OTC Total return swap agreements outstanding at September 30, 2024:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	5.48% (Fed Funds Rate + 0.65%)	3/25/2025	$3,628,386	Eagle Materials, Inc.	$1,792,179	$-	$1,792,179
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,032,856)	Morgan Stanley Custom Swap (MSCM1121) Index(3)	(35,138)	-	(35,138)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,023,649)	Morgan Stanley Custom Swap (MSCM1122) Index(3)	(39,339)	-	(39,339)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,024,745)	Morgan Stanley Custom Swap (MSCM1123) Index(3)	(41,464)	-	(41,464)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,025,941)	Morgan Stanley Custom Swap (MSCM1124) Index(3)	(29,345)	-	(29,345)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,025,064)	Morgan Stanley Custom Swap (MSCM1125) Index(3)	(47,241)	-	(47,241)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,020,638)	Morgan Stanley Custom Swap (MSCM1126) Index(3)	(42,284)	-	(42,284)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,020,207)	Morgan Stanley Custom Swap (MSCM1127) Index(3)	(37,123)	-	(37,123)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,028,391)	Morgan Stanley Custom Swap (MSCM1128) Index(3)	(37,877)	-	(37,877)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,042,449)	Morgan Stanley Custom Swap (MSCM1129) Index(3)	(21,995)	-	(21,995)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,059,201)	Morgan Stanley Custom Swap (MSCM1130) Index(3)	(42,560)	-	(42,560)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,069,148)	Morgan Stanley Custom Swap (MSCM1131) Index(3)	(26,700)	-	(26,700)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,078,874)	Morgan Stanley Custom Swap (MSCM1132) Index(3)	(47,238)	-	(47,238)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,112,780)	Morgan Stanley Custom Swap (MSCM1133) Index(3)	(9,640)	-	(9,640)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,079,721)	Morgan Stanley Custom Swap (MSCM1134) Index(3)	(31,896)	-	(31,896)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,091,193)	Morgan Stanley Custom Swap (MSCM1135) Index(3)	(20,166)	-	(20,166)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,106,893)	Morgan Stanley Custom Swap (MSCM1136) Index(3)	(60,012)	-	(60,012)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,097,363)	Morgan Stanley Custom Swap (MSCM1137) Index(3)	(13,683)	-	(13,683)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,103,271)	Morgan Stanley Custom Swap (MSCM1138) Index(3)	(15,739)	-	(15,739)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,096,367)	Morgan Stanley Custom Swap (MSCM1139) Index(3)	(2,470)	-	(2,470)
Morgan Stanley	4.38% (Fed Funds Rate - 0.45%)	7/28/2026	(2,080,876)	Morgan Stanley Custom Swap (MSCM1140) Index(3)	10,325	-	10,325
Total Unrealized Appreciation							$1,802,504
Total Unrealized (Depreciation)							$(601,910)
Total					$1,200,594	$-	$1,200,594

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1121) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,084	$68,189	3.30%
Blackstone, Inc.	436	66,769	3.23%
United Parcel Service, Class B	483	65,834	3.18%
Lululemon Athletica, Inc.	239	64,915	3.14%
Mettler-Toledo International, Inc.	43	64,688	3.13%
Western Digital Corporation	946	64,628	3.12%
Waters Corporation	179	64,499	3.12%
Agilent Technologies, Inc.	434	64,488	3.12%
Restaurant Brands International, Inc.	893	64,431	3.12%
Sherwin-Williams Company (The)	168	64,140	3.10%
Starbucks Corporation	656	63,989	3.09%
Old Dominion Freight Line, Inc.	322	63,953	3.09%
Best Buy Company, Inc.	618	63,866	3.09%
McCormick & Company, Inc.	776	63,833	3.09%
NetApp, Inc.	514	63,507	3.07%
Realty Income Corporation	999	63,382	3.06%
Extra Space Storage, Inc.	351	63,191	3.06%
Apple, Inc.	271	63,157	3.05%
Target Corporation	404	62,978	3.04%
International Flavors & Fragrances, Inc.	597	62,634	3.03%
Steris Corporation	257	62,443	3.02%
CDW Corporation	275	62,254	3.01%
Pfizer, Inc.	2,140	61,923	2.99%
Cognizant Technology Solutions Corporation	798	61,602	2.98%
Prologis, Inc.	486	61,325	2.97%
Cardinal Health, Inc.	551	60,861	2.94%
LyondellBasell Industries N.V., Class A	629	60,312	2.92%
Amgen, Inc.	186	59,912	2.90%
West Pharmaceutical Services, Inc.	198	59,407	2.87%
Marvell Technology, Inc.	814	58,718	2.84%
Ford Motor Company	5,547	58,578	2.83%
ON Semiconductor Corporation	797	57,880	2.80%
General Motors Company	1,247	55,913	2.70%
		$2,068,199	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1122) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	2,204	$138,598	6.72%
Agilent Technologies, Inc.	910	135,140	6.55%
Waters Corporation	372	133,972	6.49%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica, Inc.	490	$132,978	6.45%
Sherwin-Williams Company (The)	348	132,706	6.43%
Starbucks Corporation	1,357	132,325	6.41%
Apple, Inc.	568	132,283	6.41%
Extra Space Storage, Inc.	718	129,412	6.27%
Old Dominion Freight Line, Inc.	649	128,981	6.25%
Realty Income Corporation	2,031	128,790	6.24%
LyondellBasell Industries N.V., Class A	1,321	126,713	6.14%
West Pharmaceutical Services, Inc.	416	124,816	6.05%
Prologis, Inc.	985	124,416	6.03%
Amgen, Inc.	383	123,299	5.98%
Ford Motor Company	11,519	121,637	5.90%
General Motors Company	2,613	117,148	5.68%
		$2,063,214	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1123) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Agilent Technologies, Inc.	770	$114,370	5.53%
Kroger Company (The)	1,994	114,279	5.53%
Lululemon Athletica, Inc.	417	113,018	5.47%
CVS Health Corporation	1,795	112,846	5.46%
Starbucks Corporation	1,153	112,369	5.44%
Apple, Inc.	482	112,276	5.43%
Sherwin-Williams Company (The)	293	111,987	5.42%
Restaurant Brands International, Inc.	1,550	111,800	5.41%
Best Buy Company, Inc.	1,065	109,977	5.32%
Extra Space Storage, Inc.	606	109,116	5.28%
Old Dominion Freight Line, Inc.	544	108,053	5.23%
Realty Income Corporation	1,697	107,626	5.21%
LyondellBasell Industries N.V., Class A	1,122	107,576	5.21%
McCormick & Company, Inc.	1,297	106,719	5.16%
West Pharmaceutical Services, Inc.	349	104,828	5.07%
Prologis, Inc.	830	104,770	5.07%
Amgen, Inc.	322	103,708	5.02%
Ford Motor Company	9,719	102,631	4.97%
General Motors Company	2,197	98,492	4.77%
		$2,066,441	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1124) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,243	$78,165	3.80%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	1,353	$77,501	3.77%
Agilent Technologies, Inc.	522	77,466	3.77%
Lululemon Athletica, Inc.	285	77,208	3.76%
Old Dominion Freight Line, Inc.	388	77,066	3.75%
Starbucks Corporation	788	76,861	3.74%
Sherwin-Williams Company (The)	200	76,514	3.72%
Apple, Inc.	325	75,633	3.68%
Extra Space Storage, Inc.	416	74,943	3.65%
Constellation Brands, Inc.	291	74,919	3.65%
Ecolab, Inc.	293	74,711	3.63%
International Flavors & Fragrances, Inc.	703	73,775	3.59%
LyondellBasell Industries N.V., Class A	766	73,465	3.57%
Realty Income Corporation	1,158	73,448	3.57%
Pfizer, Inc.	2,532	73,274	3.57%
West Pharmaceutical Services, Inc.	240	72,152	3.51%
Amgen, Inc.	223	71,707	3.49%
Church & Dwight Company, Inc.	684	71,659	3.49%
General Mills, Inc.	969	71,546	3.48%
Prologis, Inc.	567	71,546	3.48%
McCormick & Company, Inc.	869	71,542	3.48%
Cardinal Health, Inc.	646	71,378	3.47%
Clorox Company (The)	438	71,349	3.47%
Sysco Corporation	914	71,345	3.47%
Ford Motor Company	6,702	70,778	3.44%
Hershey Company (The)	364	69,883	3.40%
PepsiCo, Inc.	403	68,462	3.33%
General Motors Company	1,499	67,223	3.27%
		$2,055,519	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1125) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	1,003	$68,501	3.31%
Kroger Company (The)	1,166	66,824	3.22%
Marvell Technology, Inc.	921	66,409	3.20%
CVS Health Corporation	1,056	66,372	3.20%
Agilent Technologies, Inc.	444	65,969	3.18%
Old Dominion Freight Line, Inc.	330	65,516	3.16%
Starbucks Corporation	669	65,198	3.15%
ON Semiconductor Corporation	897	65,167	3.14%
Lululemon Athletica, Inc.	240	65,162	3.14%
CDW Corporation	287	65,005	3.14%
Sherwin-Williams Company (The)	169	64,478	3.11%
Apple, Inc.	276	64,320	3.10%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Best Buy Company, Inc.	619	$63,928	3.09%
Ecolab, Inc.	249	63,515	3.07%
Extra Space Storage, Inc.	351	63,279	3.05%
Constellation Brands, Inc.	245	63,082	3.04%
LyondellBasell Industries N.V., Class A	652	62,529	3.02%
International Flavors & Fragrances, Inc.	592	62,094	3.00%
Realty Income Corporation	977	61,954	2.99%
Pfizer, Inc.	2,134	61,769	2.98%
West Pharmaceutical Services, Inc.	205	61,556	2.97%
Amgen, Inc.	190	61,271	2.96%
Ford Motor Company	5,762	60,842	2.94%
Church & Dwight Company, Inc.	580	60,691	2.93%
Sysco Corporation	776	60,554	2.92%
McCormick & Company, Inc.	735	60,531	2.92%
Prologis, Inc.	479	60,502	2.92%
Clorox Company (The)	370	60,277	2.91%
Cardinal Health, Inc.	545	60,276	2.91%
General Mills, Inc.	812	59,975	2.89%
Hershey Company (The)	305	58,511	2.82%
PepsiCo, Inc.	344	58,452	2.82%
General Motors Company	1,293	57,983	2.80%
		$2,072,492	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1126) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,622	$102,018	4.94%
Kroger Company (The)	1,763	101,015	4.90%
Lululemon Athletica, Inc.	369	100,008	4.85%
Starbucks Corporation	994	96,864	4.69%
Apple, Inc.	415	96,632	4.68%
Best Buy Company, Inc.	934	96,484	4.68%
Sherwin-Williams Company (The)	252	96,092	4.66%
Old Dominion Freight Line, Inc.	483	95,896	4.65%
Marvell Technology, Inc.	1,329	95,858	4.65%
Extra Space Storage, Inc.	524	94,476	4.58%
Constellation Brands, Inc.	365	94,101	4.56%
International Flavors & Fragrances, Inc.	886	92,920	4.50%
LyondellBasell Industries N.V., Class A	967	92,701	4.49%
Realty Income Corporation	1,457	92,434	4.48%
Sysco Corporation	1,168	91,209	4.42%
Ford Motor Company	8,595	90,759	4.40%
McCormick & Company, Inc.	1,101	90,584	4.39%
Clorox Company (The)	555	90,348	4.38%
General Mills, Inc.	1,219	90,033	4.36%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	703	$88,826	4.31%
PepsiCo, Inc.	514	87,433	4.24%
Hershey Company (The)	451	86,448	4.19%
		$2,063,139	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1127) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,774	$111,558	5.42%
Lululemon Athletica, Inc.	409	110,898	5.39%
Kroger Company (The)	1,932	110,678	5.38%
Best Buy Company, Inc.	1,048	108,284	5.26%
Starbucks Corporation	1,082	105,511	5.13%
Constellation Brands, Inc.	405	104,340	5.07%
Sherwin-Williams Company (The)	272	103,688	5.04%
Ford Motor Company	9,789	103,369	5.02%
LyondellBasell Industries N.V., Class A	1,077	103,293	5.02%
International Flavors & Fragrances, Inc.	983	103,103	5.01%
Extra Space Storage, Inc.	569	102,580	4.99%
Realty Income Corporation	1,608	102,001	4.96%
Marvell Technology, Inc.	1,411	101,754	4.95%
Sysco Corporation	1,287	100,454	4.88%
General Mills, Inc.	1,350	99,697	4.85%
McCormick & Company, Inc.	1,206	99,224	4.82%
Clorox Company (The)	605	98,564	4.79%
PepsiCo, Inc.	568	96,611	4.70%
Prologis, Inc.	763	96,350	4.68%
Hershey Company (The)	498	95,517	4.64%
		$2,057,474	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1128) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,900	$119,450	5.78%
Kroger Company (The)	2,070	118,594	5.74%
Lululemon Athletica, Inc.	418	113,335	5.49%
Constellation Brands, Inc.	428	110,402	5.34%
Sherwin-Williams Company (The)	287	109,478	5.30%
Sysco Corporation	1,399	109,177	5.28%
Ecolab, Inc.	427	109,115	5.28%
Extra Space Storage, Inc.	606	109,115	5.28%
LyondellBasell Industries N.V., Class A	1,134	108,790	5.27%
International Flavors & Fragrances, Inc.	1,032	108,292	5.24%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Church & Dwight Company, Inc.	1,032	$108,097	5.23%
Realty Income Corporation	1,702	107,968	5.23%
General Mills, Inc.	1,458	107,654	5.21%
McCormick & Company, Inc.	1,291	106,215	5.14%
Clorox Company (The)	650	105,887	5.12%
Starbucks Corporation	1,085	105,819	5.12%
PepsiCo, Inc.	606	103,115	4.99%
Prologis, Inc.	816	102,993	4.98%
Hershey Company (The)	537	102,919	4.98%
		$2,066,415	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1129) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,772	$111,420	5.40%
Apple, Inc.	458	106,621	5.16%
Lululemon Athletica, Inc.	392	106,333	5.15%
Kroger Company (The)	1,847	105,818	5.12%
Constellation Brands, Inc.	405	104,362	5.05%
LyondellBasell Industries N.V., Class A	1,086	104,156	5.04%
Sherwin-Williams Company (The)	273	104,039	5.04%
Ecolab, Inc.	407	103,827	5.03%
Extra Space Storage, Inc.	575	103,613	5.02%
Realty Income Corporation	1,633	103,590	5.02%
International Flavors & Fragrances, Inc.	985	103,408	5.01%
Sysco Corporation	1,324	103,383	5.01%
General Mills, Inc.	1,396	103,113	4.99%
Church & Dwight Company, Inc.	984	103,092	4.99%
Ford Motor Company	9,599	101,364	4.91%
McCormick & Company, Inc.	1,226	100,874	4.89%
Clorox Company (The)	618	100,667	4.88%
Prologis, Inc.	782	98,802	4.78%
Hershey Company (The)	514	98,509	4.77%
PepsiCo, Inc.	575	97,799	4.74%
		$2,064,790	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1130) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	3,950	$248,377	11.82%
Apple, Inc.	1,029	239,830	11.41%
LyondellBasell Industries N.V., Class A	2,458	235,708	11.21%
Lululemon Athletica, Inc.	859	232,963	11.08%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Company (The)	610	$232,848	11.08%
Extra Space Storage, Inc.	1,287	231,970	11.04%
Realty Income Corporation	3,652	231,615	11.02%
Ford Motor Company	21,424	226,237	10.76%
Prologis, Inc.	1,762	222,503	10.58%
		$2,102,051	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1131) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	1,418	$89,163	4.25%
Apple, Inc.	383	89,150	4.25%
Agilent Technologies, Inc.	598	88,854	4.24%
Western Digital Corporation	1,291	88,192	4.21%
NetApp, Inc.	702	86,736	4.14%
ON Semiconductor Corporation	1,176	85,403	4.07%
Lululemon Athletica, Inc.	312	84,655	4.04%
Kroger Company (The)	1,473	84,403	4.03%
LyondellBasell Industries N.V., Class A	880	84,369	4.02%
Constellation Brands, Inc.	326	84,086	4.01%
Extra Space Storage, Inc.	466	83,961	4.00%
International Flavors & Fragrances, Inc.	799	83,798	4.00%
Sysco Corporation	1,073	83,777	4.00%
Realty Income Corporation	1,320	83,745	3.99%
Ecolab, Inc.	327	83,464	3.98%
Sherwin-Williams Company (The)	218	83,338	3.98%
Canadian Imperial Bank of Commerce	1,345	82,512	3.94%
Church & Dwight Company, Inc.	787	82,375	3.93%
General Mills, Inc.	1,109	81,903	3.91%
Marvell Technology, Inc.	1,128	81,325	3.88%
Clorox Company (The)	499	81,252	3.88%
Prologis, Inc.	640	80,847	3.86%
McCormick & Company, Inc.	976	80,366	3.83%
PepsiCo, Inc.	467	79,424	3.79%
Hershey Company (The)	412	79,046	3.77%
		$2,096,144	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1132) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	3,261	$205,040	9.64%
Apple, Inc.	870	202,673	9.53%
Agilent Technologies, Inc.	1,363	202,380	9.52%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
ON Semiconductor Corporation	2,640	$191,715	9.02%
Realty Income Corporation	3,018	191,379	9.00%
Lululemon Athletica, Inc.	703	190,638	8.97%
Sherwin-Williams Company (The)	499	190,404	8.95%
LyondellBasell Industries N.V., Class A	1,985	190,379	8.95%
Extra Space Storage, Inc.	1,055	190,060	8.94%
Marvell Technology, Inc.	2,591	186,888	8.79%
Prologis, Inc.	1,463	184,783	8.69%
		$2,126,339	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1133) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Agilent Technologies, Inc.	1,241	$184,296	8.68%
Western Digital Corporation	2,678	182,907	8.62%
Apple, Inc.	782	182,166	8.58%
NetApp, Inc.	1,446	178,556	8.41%
ON Semiconductor Corporation	2,443	177,353	8.36%
LyondellBasell Industries N.V., Class A	1,837	176,142	8.30%
Realty Income Corporation	2,774	175,954	8.29%
Sherwin-Williams Company (The)	460	175,466	8.27%
Marvell Technology, Inc.	2,411	173,916	8.19%
Lululemon Athletica, Inc.	639	173,276	8.16%
Prologis, Inc.	1,358	171,536	8.08%
Extra Space Storage, Inc.	950	171,155	8.06%
		$2,122,723	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1134) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	4,500	$282,933	13.40%
Waters Corporation	776	279,421	13.23%
Agilent Technologies, Inc.	1,851	274,863	13.02%
ON Semiconductor Corporation	3,582	260,124	12.32%
Old Dominion Freight Line, Inc.	1,285	255,220	12.09%
Ford Motor Company	24,064	254,112	12.03%
Marvell Technology, Inc.	3,509	253,090	11.98%
Amgen, Inc.	782	252,028	11.93%
		$2,111,791	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1135) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Waters Corporation	89	$31,887	1.51%
Mettler-Toledo International, Inc.	21	31,805	1.51%
Best Buy Company, Inc.	306	31,659	1.50%
Caterpillar, Inc.	81	31,623	1.50%
United Parcel Service, Class B	232	31,615	1.50%
Tractor Supply Company	108	31,560	1.49%
Deckers Outdoor Corporation	198	31,545	1.49%
Cummins, Inc.	97	31,324	1.48%
ON Semiconductor Corporation	429	31,123	1.47%
Emerson Electric Company	284	31,014	1.47%
Home Depot, Inc. (The)	76	30,993	1.47%
Constellation Brands, Inc.	120	30,974	1.47%
O'Reilly Automotive, Inc.	27	30,964	1.47%
Sysco Corporation	397	30,958	1.47%
Kroger Company (The)	538	30,848	1.46%
United Rentals, Inc.	38	30,814	1.46%
Iron Mountain, Inc.	258	30,717	1.45%
Carlisle Companies, Inc.	68	30,691	1.45%
Realty Income Corporation	484	30,686	1.45%
International Flavors & Fragrances, Inc.	292	30,608	1.45%
Rockwell Automation, Inc.	114	30,602	1.45%
Restaurant Brands International, Inc.	424	30,601	1.45%
McDonald's Corporation	100	30,592	1.45%
Old Dominion Freight Line, Inc.	154	30,538	1.45%
Steris Corporation	126	30,520	1.45%
Western Digital Corporation	447	30,508	1.44%
AT&T, Inc.	1,384	30,457	1.44%
Apple, Inc.	131	30,447	1.44%
Cognizant Technology Solutions Corporation	394	30,427	1.44%
LyondellBasell Industries N.V., Class A	317	30,410	1.44%
Motorola Solutions, Inc.	67	30,296	1.43%
Ecolab, Inc.	119	30,281	1.43%
Starbucks Corporation	310	30,267	1.43%
Westinghouse Air Brake Technologies Corporation	166	30,244	1.43%
Church & Dwight Company, Inc.	288	30,201	1.43%
Omnicom Group, Inc.	291	30,138	1.43%
NetApp, Inc.	244	30,135	1.43%
Fastenal Company	421	30,102	1.43%
Cintas Corporation	146	30,071	1.42%
Sherwin-Williams Company (The)	79	30,068	1.42%
Target Corporation	193	30,034	1.42%
W. W. Grainger, Inc.	29	30,010	1.42%
Hubbell, Inc.	70	29,984	1.42%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
CDW Corporation	132	$29,952	1.42%
HCA Healthcare, Inc.	74	29,950	1.42%
Eaton Corporation PLC	90	29,896	1.42%
Automatic Data Processing, Inc.	108	29,855	1.41%
PACCAR, Inc.	301	29,751	1.41%
Clorox Company (The)	183	29,743	1.41%
Canadian Imperial Bank of Commerce	483	29,656	1.40%
PepsiCo, Inc.	174	29,623	1.40%
Allstate Corporation (The)	156	29,609	1.40%
McCormick & Company, Inc.	359	29,572	1.40%
General Mills, Inc.	400	29,556	1.40%
Cardinal Health, Inc.	267	29,468	1.40%
Lennox International, Inc.	49	29,418	1.39%
General Dynamics Corporation	97	29,366	1.39%
Discover Financial Services	209	29,360	1.39%
Pfizer, Inc.	1,014	29,333	1.39%
Capital One Financial Corporation	196	29,321	1.39%
Hershey Company (The)	153	29,263	1.39%
Progressive Corporation	115	29,190	1.38%
Costco Wholesale Corporation	33	29,147	1.38%
Marvell Technology, Inc.	404	29,114	1.38%
West Pharmaceutical Services, Inc.	97	29,047	1.38%
Blackstone, Inc.	189	28,879	1.37%
Darden Restaurants, Inc.	175	28,762	1.36%
Moody's Corporation	60	28,610	1.36%
Amgen, Inc.	88	28,479	1.35%
General Motors Company	610	27,355	1.30%
		$2,111,616	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1136) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Mettler-Toledo International, Inc.	213	$319,391	14.74%
Agilent Technologies, Inc.	2,142	318,027	14.68%
ON Semiconductor Corporation	4,293	311,736	14.38%
Western Digital Corporation	4,517	308,448	14.23%
Apple, Inc.	1,322	308,048	14.21%
NetApp, Inc.	2,436	300,851	13.88%
Marvell Technology, Inc.	4,170	300,707	13.88%
		$2,167,208	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1137) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	488	$30,665	1.45%
United Parcel Service, Class B	219	29,816	1.41%
Tractor Supply Company	102	29,688	1.41%
Waters Corporation	82	29,646	1.40%
Agilent Technologies, Inc.	200	29,644	1.40%
Best Buy Company, Inc.	286	29,561	1.40%
Mettler-Toledo International, Inc.	20	29,444	1.39%
Deckers Outdoor Corporation	183	29,251	1.39%
Starbucks Corporation	300	29,236	1.38%
ON Semiconductor Corporation	402	29,184	1.38%
Emerson Electric Company	266	29,131	1.38%
Discover Financial Services	208	29,117	1.38%
Western Digital Corporation	426	29,104	1.38%
Carlisle Companies, Inc.	65	29,051	1.38%
Rockwell Automation, Inc.	108	29,025	1.37%
Kroger Company (The)	505	28,951	1.37%
Sysco Corporation	371	28,936	1.37%
Restaurant Brands International, Inc.	401	28,918	1.37%
Constellation Brands, Inc.	112	28,910	1.37%
O'Reilly Automotive, Inc.	25	28,886	1.37%
AT&T, Inc.	1,312	28,862	1.37%
Steris Corporation	119	28,836	1.37%
Omnicom Group, Inc.	278	28,786	1.36%
Capital One Financial Corporation	192	28,782	1.36%
Church & Dwight Company, Inc.	275	28,758	1.36%
Cognizant Technology Solutions Corporation	372	28,749	1.36%
McDonald's Corporation	94	28,724	1.36%
Realty Income Corporation	453	28,714	1.36%
Caterpillar, Inc.	73	28,705	1.36%
Marvell Technology, Inc.	398	28,690	1.36%
Eaton Corporation PLC	87	28,675	1.36%
HCA Healthcare, Inc.	70	28,651	1.36%
Home Depot, Inc. (The)	71	28,645	1.36%
United Rentals, Inc.	35	28,588	1.35%
CDW Corporation	126	28,579	1.35%
Hubbell, Inc.	67	28,557	1.35%
Westinghouse Air Brake Technologies Corporation	157	28,505	1.35%
Cintas Corporation	138	28,467	1.35%
NetApp, Inc.	230	28,453	1.35%
Ecolab, Inc.	111	28,444	1.35%
International Flavors & Fragrances, Inc.	271	28,416	1.35%
Cardinal Health, Inc.	257	28,409	1.35%
Old Dominion Freight Line, Inc.	143	28,356	1.34%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Mills, Inc.	384	$28,355	1.34%
PepsiCo, Inc.	167	28,346	1.34%
Cummins, Inc.	88	28,344	1.34%
Automatic Data Processing, Inc.	102	28,334	1.34%
Sherwin-Williams Company (The)	74	28,332	1.34%
Motorola Solutions, Inc.	63	28,293	1.34%
W. W. Grainger, Inc.	27	28,273	1.34%
Target Corporation	181	28,266	1.34%
LyondellBasell Industries N.V., Class A	295	28,265	1.34%
Iron Mountain, Inc.	238	28,244	1.34%
Prologis, Inc.	224	28,235	1.34%
PACCAR, Inc.	286	28,184	1.33%
Canadian Imperial Bank of Commerce	459	28,182	1.33%
Fastenal Company	394	28,170	1.33%
Hershey Company (The)	147	28,096	1.33%
General Dynamics Corporation	93	28,095	1.33%
Moody's Corporation	59	28,041	1.33%
Clorox Company (The)	172	28,035	1.33%
Extra Space Storage, Inc.	155	28,018	1.33%
Progressive Corporation	110	28,017	1.33%
Allstate Corporation (The)	148	28,004	1.33%
Costco Wholesale Corporation	31	27,852	1.32%
McCormick & Company, Inc.	338	27,831	1.32%
Pfizer, Inc.	960	27,787	1.32%
Amgen, Inc.	86	27,579	1.31%
Lennox International, Inc.	46	27,570	1.31%
Blackstone, Inc.	180	27,530	1.30%
Ford Motor Company	2,606	27,517	1.30%
West Pharmaceutical Services, Inc.	91	27,451	1.30%
Darden Restaurants, Inc.	166	27,169	1.29%
General Motors Company	589	26,421	1.25%
		$2,111,351	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1138) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	482	$30,282	1.43%
Agilent Technologies, Inc.	203	30,071	1.42%
Waters Corporation	83	29,893	1.41%
Mettler-Toledo International, Inc.	20	29,818	1.41%
Best Buy Company, Inc.	289	29,817	1.41%
Emerson Electric Company	271	29,585	1.40%
ON Semiconductor Corporation	405	29,441	1.39%
Rockwell Automation, Inc.	109	29,381	1.39%
United Parcel Service, Class B	215	29,278	1.38%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Tractor Supply Company	101	$29,253	1.38%
Restaurant Brands International, Inc.	405	29,229	1.38%
Western Digital Corporation	428	29,220	1.38%
Caterpillar, Inc.	75	29,201	1.38%
Discover Financial Services	208	29,148	1.38%
Deckers Outdoor Corporation	183	29,145	1.37%
Amgen, Inc.	90	29,085	1.37%
Apple, Inc.	125	29,068	1.37%
Carlisle Companies, Inc.	64	28,990	1.37%
Steris Corporation	119	28,973	1.37%
Capital One Financial Corporation	193	28,897	1.36%
Constellation Brands, Inc.	112	28,890	1.36%
CDW Corporation	128	28,881	1.36%
Cognizant Technology Solutions Corporation	374	28,857	1.36%
Home Depot, Inc. (The)	71	28,829	1.36%
AT&T, Inc.	1,310	28,817	1.36%
Cummins, Inc.	89	28,800	1.36%
Starbucks Corporation	295	28,793	1.36%
Church & Dwight Company, Inc.	274	28,729	1.36%
Sysco Corporation	368	28,719	1.35%
Cardinal Health, Inc.	260	28,682	1.35%
NetApp, Inc.	232	28,665	1.35%
McDonald's Corporation	94	28,620	1.35%
Ford Motor Company	2,710	28,620	1.35%
Marvell Technology, Inc.	397	28,613	1.35%
Realty Income Corporation	451	28,592	1.35%
Kroger Company (The)	499	28,590	1.35%
LyondellBasell Industries N.V., Class A	298	28,550	1.35%
Fastenal Company	399	28,524	1.35%
Hubbell, Inc.	67	28,522	1.35%
United Rentals, Inc.	35	28,511	1.35%
International Flavors & Fragrances, Inc.	272	28,493	1.34%
Eaton Corporation PLC	86	28,489	1.34%
O'Reilly Automotive, Inc.	25	28,458	1.34%
Prologis, Inc.	225	28,441	1.34%
W. W. Grainger, Inc.	27	28,422	1.34%
PACCAR, Inc.	288	28,402	1.34%
Automatic Data Processing, Inc.	103	28,392	1.34%
Target Corporation	182	28,384	1.34%
Hershey Company (The)	148	28,356	1.34%
PepsiCo, Inc.	167	28,349	1.34%
HCA Healthcare, Inc.	70	28,333	1.34%
Blackstone, Inc.	185	28,307	1.34%
Ecolab, Inc.	111	28,297	1.33%
General Dynamics Corporation	94	28,288	1.33%
Sherwin-Williams Company (The)	74	28,277	1.33%
General Mills, Inc.	383	28,275	1.33%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	976	$28,250	1.33%
Clorox Company (The)	173	28,230	1.33%
Westinghouse Air Brake Technologies Corporation	155	28,227	1.33%
Allstate Corporation (The)	149	28,189	1.33%
Motorola Solutions, Inc.	63	28,187	1.33%
Moody's Corporation	59	28,148	1.33%
Iron Mountain, Inc.	237	28,125	1.33%
Old Dominion Freight Line, Inc.	142	28,124	1.33%
Extra Space Storage, Inc.	156	28,061	1.32%
Cintas Corporation	136	28,059	1.32%
West Pharmaceutical Services, Inc.	93	27,945	1.32%
Canadian Imperial Bank of Commerce	455	27,940	1.32%
Progressive Corporation	110	27,886	1.32%
McCormick & Company, Inc.	339	27,875	1.32%
General Motors Company	618	27,691	1.31%
Lennox International, Inc.	46	27,579	1.30%
Darden Restaurants, Inc.	168	27,572	1.30%
Costco Wholesale Corporation	31	27,560	1.30%
		$2,119,190	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1139) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
CVS Health Corporation	479	$30,111	1.43%
Best Buy Company, Inc.	283	29,191	1.39%
Kroger Company (The)	509	29,190	1.39%
Steris Corporation	119	28,949	1.38%
Apple, Inc.	124	28,939	1.38%
United Parcel Service, Class B	212	28,896	1.38%
Home Depot, Inc. (The)	71	28,864	1.38%
Tractor Supply Company	99	28,818	1.37%
Restaurant Brands International, Inc.	399	28,765	1.37%
Church & Dwight Company, Inc.	275	28,755	1.37%
Old Dominion Freight Line, Inc.	145	28,737	1.37%
AT&T, Inc.	1,305	28,715	1.37%
Realty Income Corporation	452	28,683	1.37%
Discover Financial Services	204	28,658	1.37%
Deckers Outdoor Corporation	180	28,652	1.37%
Capital One Financial Corporation	191	28,631	1.36%
Iron Mountain, Inc.	241	28,624	1.36%
Carlisle Companies, Inc.	64	28,604	1.36%
Agilent Technologies, Inc.	193	28,593	1.36%
Waters Corporation	79	28,593	1.36%
Cardinal Health, Inc.	259	28,592	1.36%
Constellation Brands, Inc.	111	28,551	1.36%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen, Inc.	89	$28,533	1.36%
Lululemon Athletica, Inc.	105	28,524	1.36%
PACCAR, Inc.	289	28,509	1.36%
United Rentals, Inc.	35	28,507	1.36%
Automatic Data Processing, Inc.	103	28,495	1.36%
Hershey Company (The)	148	28,445	1.36%
HCA Healthcare, Inc.	70	28,438	1.36%
Clorox Company (The)	175	28,433	1.35%
Mettler-Toledo International, Inc.	19	28,423	1.35%
General Dynamics Corporation	94	28,419	1.35%
Progressive Corporation	112	28,413	1.35%
Allstate Corporation (The)	150	28,402	1.35%
Emerson Electric Company	259	28,380	1.35%
Omnicom Group, Inc.	274	28,368	1.35%
Motorola Solutions, Inc.	63	28,354	1.35%
McDonald's Corporation	93	28,338	1.35%
PepsiCo, Inc.	167	28,318	1.35%
International Flavors & Fragrances, Inc.	270	28,315	1.35%
Sysco Corporation	362	28,294	1.35%
Moody's Corporation	60	28,291	1.35%
Hubbell, Inc.	66	28,284	1.35%
Caterpillar, Inc.	72	28,270	1.35%
Starbucks Corporation	290	28,264	1.35%
Cognizant Technology Solutions Corporation	366	28,251	1.35%
Target Corporation	181	28,236	1.35%
Pfizer, Inc.	975	28,229	1.35%
Ecolab, Inc.	110	28,211	1.34%
General Mills, Inc.	382	28,205	1.34%
LyondellBasell Industries N.V., Class A	294	28,196	1.34%
Blackstone, Inc.	184	28,195	1.34%
Cummins, Inc.	87	28,186	1.34%
Westinghouse Air Brake Technologies Corporation	155	28,181	1.34%
Fastenal Company	394	28,167	1.34%
Eaton Corporation PLC	85	28,124	1.34%
W. W. Grainger, Inc.	27	28,119	1.34%
Cintas Corporation	137	28,104	1.34%
Sherwin-Williams Company (The)	74	28,092	1.34%
O'Reilly Automotive, Inc.	24	28,063	1.34%
NetApp, Inc.	227	28,045	1.34%
ON Semiconductor Corporation	385	27,984	1.33%
Rockwell Automation, Inc.	104	27,977	1.33%
CDW Corporation	124	27,970	1.33%
Ford Motor Company	2,646	27,941	1.33%
McCormick & Company, Inc.	339	27,936	1.33%
Canadian Imperial Bank of Commerce	454	27,849	1.33%
Costco Wholesale Corporation	31	27,790	1.32%
Marvell Technology, Inc.	385	27,746	1.32%

CRM LONG/SHORT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Lennox International, Inc.	46	$27,730	1.32%
General Motors Company	617	27,660	1.32%
West Pharmaceutical Services, Inc.	92	27,616	1.32%
Darden Restaurants, Inc.	168	27,615	1.32%
Western Digital Corporation	401	27,388	1.30%
		$2,098,934	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1140) Index total return swap with Morgan Stanley Bank as of September 30, 2024, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Discover Financial Services	3,756	$526,931	25.45%
Cardinal Health, Inc.	4,764	526,503	25.43%
Ford Motor Company	48,518	512,351	24.74%
West Pharmaceutical Services, Inc.	1,682	504,795	24.38%
		$2,070,580	100.00%